Condensed Balance Sheet	Dec. 31, 2020 USD ($)
Current assets:
Cash	$ 861,754
Prepaid expenses	328,772
Total current assets	1,190,526
Investments held in Trust Account	414,209,593
Total Assets	415,400,119
Current liabilities:
Accounts payable	22,120
Accrued expenses	111,146
Due to related party	9,750
Total current liabilities	143,016
Deferred underwriting commissions	14,490,000
Total liabilities	14,633,016
Commitments and Contingencies
Class A ordinary shares, $0.0001 par value; 39,576,710 shares subject to possible redemption at $10.00 per share	395,767,100
Shareholders' Equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0
Additional paid-in capital	5,139,066
Accumulated deficit	(140,280)
Total shareholders' equity	5,000,003
Total liabilities and shareholders' equity	415,400,119
Common Class A
Shareholders' Equity:
Common Stock, Value, Issued	182
Common Class B
Shareholders' Equity:
Common Stock, Value, Issued	$ 1,035